VARIABLE INTEREST ENTITIES ("VIEs") - Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance sheet
Current assets	$ 1,258,506	$ 925,597
Current liabilities	(414,412)	(1,307,221)
Statement of operations
Liquefaction services revenue	267,740	260,273	$ 261,388
Realized and unrealized gain/(loss) on oil and gas derivative instruments	520,997	204,663	(42,561)
Liquefaction services revenue
Statement of operations
Liquefaction services revenue	213,970	221,020	226,061
Variable interest entity, primary beneficiary | Hilli LLC
Balance sheet
Current assets	105,738	157,643
Non-current assets	1,481,722	1,280,217
Current liabilities	(381,131)	(444,352)
Non-current liabilities	(240,146)	(270,371)
Statement of operations
Realized and unrealized gain/(loss) on oil and gas derivative instruments	520,997	204,663	(42,561)
Statement of cash flows
Net debt repayments	(123,554)	(97,056)	(322,304)
Net debt receipts	20,640	2,848	230,721
Cash dividends paid	(55,169)	(33,136)	(26,072)
Variable interest entity, primary beneficiary | Golar Gimi
Balance sheet
Current assets	12,460	7,107
Non-current assets	1,195,725	877,835
Current liabilities	(10,666)	(18,127)
Non-current liabilities	(516,298)	(389,244)
Statement of cash flows
Additions to asset under development	267,421	213,481	217,590
Capitalized financing costs	(2,748)	(5,605)	(11,302)
Net debt receipts	125,000	110,000	170,000
Proceeds from subscription of equity interest	39,275	25,403	11,081
Variable interest entity, primary beneficiary | Liquefaction services revenue | Hilli LLC
Statement of operations
Liquefaction services revenue	$ 213,970	$ 221,020	$ 226,061